Furniture, Fixtures, Equipment and Building Improvements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Furniture, fixtures, equipment and building improvements
Furniture, fixtures, equipment and building improvements, net	$ 9,837,000	$ 5,065,000
Depreciation and amortization expense	824,000	520,000	251,000
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Furniture, fixtures, equipment and building improvements	13,128,000	6,494,000
Less: accumulated depreciation and amortization	(3,291,000)	(1,429,000)
Furniture, fixtures, equipment and building improvements, net	9,837,000	5,065,000
Depreciation and amortization expense	1,800,000	846,000	337,000
Furniture, Fixtures, Equipment and Building Improvements | PMT | Management Agreement
Furniture, fixtures, equipment and building improvements
Depreciation and amortization expense	$ 1,400,000	$ 590,000	$ 324,000